LEASES	12 Months Ended
Dec. 31, 2016
LEASES [Abstract]
LEASES
NOTE 18 – LEASES

We have non-cancelable operating leases for certain office facilities, some of which include renewal options and escalation clauses.

A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2016, follows:

(In thousands)
2017	$1,444
2018	1,313
2019	994
2020	927
2021	460
2022 and thereafter	499
Total	$5,637

Rental expense on operating leases totaled $1.2 million, $1.2 million and $1.3 million in 2016, 2015 and 2014, respectively.